TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation ("USO") charges	Rp 2,399	Rp 1,342
Purchases of equipment, materials, and services	430	264
Payables to other telecommunication providers	161	169
Sub-total	2,990	1,775
Third parties
Purchases of equipments, materials and services	12,742	14,451
Payables to other telecommunication providers	2,876	2,231
Sub-total	15,618	16,682
Total	Rp 18,608	Rp 18,457